Note 6 - Blanket Zimbabwe Indigenisation Transaction (Details Textual) - USD ($)				2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended					19 Months Ended
	Nov. 05, 2018	Jun. 23, 2017	Feb. 20, 2012	Apr. 30, 2013	Feb. 28, 2013	Sep. 30, 2012	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jul. 31, 2016	Dec. 20, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 22, 2017	Dec. 31, 2015
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			51.00%				51.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 30,090,000
Non-controlling interest, non-refundable donation			$ 1,000,000
Dividend loans, Percentage of dividend as payment of interest		80.00%	80.00%
Proportion of dividends declared accruing unconditionally			20.00%
Borrowings, interest rate		7.25%											6.00%
Total borrowings							$ 5,960,000		$ 1,486,000		$ 2,987,000
Percentage of net assets recognised as NCI			16.20%				16.20%
Borrowings, adjustment to interest rate basis																10.00%
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 806,000					$ 14,000		$ 835,000	[1]	$ 170,000
Dividends received												$ 0
Cash advances on dividend loans				$ 1,000,000	$ 1,000,000	$ 2,000,000
Femiro [Member]
Statement Line Items [Line Items]
Proportion of ownership interest acquired	15.00%
Number of instruments or interests issued or issuable for cancellation of loan	727,266
Shares issued or issuable, price per share	7.15
Femiro [Member] | Facilitation loan [member]
Statement Line Items [Line Items]
Total borrowings														$ 11,468,000	$ 11,467,000
NIEEF [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			16.00%				16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 11,740,000
Proportion of ownership interest sold			16.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
Fremiro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			15.00%				15.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 11,010,000
Proportion of ownership interest sold			15.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
BETS [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests							10.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 7,340,000
Proportion of ownership interest sold			10.00%
Community Trust [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			10.00%				10.00%
Proportion of ownership interest sold			10.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			100.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
Non-controlling interests recognised, dividends declared accruing unconditionally employee participation			20.00%
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%						49.00%	[2],[3]	49.00%	[2],[3]

[1]	Restated, refer note 4(a).
[2]	Blanket has no subsidiary companies
[3]	Refer to Note 6, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.